Accounts, other receivables, and publisher advance (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	November 30, 2022	August 31, 2022
	$	$

Trade accounts receivable	10,829,163	9,750,619
Other receivables	8,122	9,028
Allowance for doubtful accounts	(1,405,638)	(1,355,638)
	9,431,647	8,404,009

Schedule of allowance for doubtful accounts

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2022	2021
	$	$

Balance, August 31,	(1,355,638)	(1,084,305)
Provision, bad debt expense	(50,000)	-
Balance, November 30,	(1,405,638)	(1,084,305)